Schedule of investments
Delaware Tax-Free Pennsylvania Fund	November 30, 2021 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 100.63%
Corporate Revenue Bonds — 6.05%
Allegheny County Industrial Development Authority Revenue
(United States Steel Corporation Project)
4.875% 11/1/24	2,650,000	$ 2,892,104
5.125% 5/1/30	750,000	908,033
Pennsylvania Commonwealth Financing Authority Revenue
(Tobacco Master Settlement Payment Revenue) 4.00% 6/1/39 (AGM)	5,045,000	5,771,278
Pennsylvania Economic Development Financing Authority
(National Gypsum) 5.50% 11/1/44 (AMT)	4,000,000	4,231,000
Pennsylvania Economic Development Financing Authority Solid Waste Disposal Revenue
(Proctor & Gamble Paper Project) 5.375% 3/1/31 (AMT)	11,000,000	14,640,890
		28,443,305
Education Revenue Bonds — 11.31%
Allegheny County Higher Education Building Authority Revenue
(Carnegie Mellon University) Series A 5.00% 3/1/24	1,000,000	1,011,640
(Chatham University) Series A 5.00% 9/1/30	1,500,000	1,533,285
(Robert Morris University) 5.00% 10/15/47	1,500,000	1,699,080
Bucks County Industrial Development Authority Revenue
(School Lane Charter School Project) Series A 5.125% 3/15/46	2,500,000	2,859,375
Chester County Industrial Development Authority Revenue
(Avon Grove Charter School Project)
Series A 5.00% 12/15/47	1,160,000	1,331,228
Series A 5.00% 12/15/51	770,000	881,257
(Renaissance Academy Charter School Project)
5.00% 10/1/34	1,000,000	1,100,710
5.00% 10/1/39	1,250,000	1,371,362
5.00% 10/1/44	1,000,000	1,092,960

(Westtown School) Series A 4.00% 1/1/52	2,250,000	2,604,870
City of Erie Higher Education Building Authority Revenue
(Gannon University Project - AICUP Financing Program)
Series TT1 4.00% 5/1/36	300,000	350,904
Series TT1 4.00% 5/1/41	475,000	549,623
Series TT1 5.00% 5/1/47	475,000	589,736
NQ-007 [11/21] 7/21 (1984263)    1

Schedule of investments
Delaware Tax-Free Pennsylvania Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Delaware County Authority Revenue
(Cabrini University) 5.00% 7/1/47	2,000,000	$ 2,174,960
Huntingdon County General Authority Revenue
(AICUP Financing Program - Juniata College Project) Series TT3 5.00% 10/1/51	2,500,000	3,028,800
Montgomery County Higher Education and Health Authority
(Arcadia University) 5.75% 4/1/40	2,000,000	2,161,300
Montgomery County Industrial Development Authority Revenue
(Germantown Academy Project)
Series A 4.00% 10/1/36	1,000,000	1,105,610
Series A 4.00% 10/1/46	1,550,000	1,797,396
Northeastern Pennsylvania Hospital and Education Authority Revenue
(King's College Project) 5.00% 5/1/44	1,000,000	1,179,670
Pennsylvania Higher Educational Facilities Authority College & University Revenue
(Drexel University) 5.00% 5/1/41	1,000,000	1,215,170
Pennsylvania State University
Series A 5.00% 9/1/45	4,000,000	5,071,880
Series A 5.00% 9/1/47	2,730,000	3,432,784
Philadelphia Authority for Industrial Development Revenue
(First Philadelphia Preparatory Charter School Project) Series A 7.25% 6/15/43	2,500,000	2,833,600
(Green Woods Charter School Project)
Series A 5.50% 6/15/22	200,000	204,766
Series A 5.75% 6/15/42	2,500,000	2,554,450
(International Apartments of Temple University)
Series A 5.375% 6/15/30	1,385,000	1,388,545
Series A 5.625% 6/15/42	3,000,000	3,006,630
(Tacony Academy Charter School Project)
Series A-1 6.75% 6/15/33	1,020,000	1,103,936
Series A-1 7.00% 6/15/43	1,535,000	1,658,061
State Public School Building Authority
(Montgomery County Community College) 5.00% 5/1/28	2,000,000	2,270,140
		53,163,728
2    NQ-007 [11/21] 7/21 (1984263)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds — 4.78%
City of Philadelphia Gas Works Revenue
(1998 General Ordinance)
Sixteenth Series A 4.00% 8/1/45 (AGM)	2,000,000	$ 2,334,200
Sixteenth Series B 4.00% 8/1/37 (AGM)	2,000,000	2,375,700
Sixteenth Series B 4.00% 8/1/38 (AGM)	4,250,000	5,039,225
Sixteenth Series B 4.00% 8/1/39 (AGM)	1,300,000	1,538,303
Puerto Rico Electric Power Authority
Series A 5.00% 7/1/42 ‡	1,110,000	1,093,350
Series A 5.05% 7/1/42 ‡	400,000	394,000
Series AAA 5.25% 7/1/25 ‡	225,000	222,188
Series WW 5.00% 7/1/28 ‡	1,895,000	1,866,575
Series WW 5.25% 7/1/33 ‡	1,055,000	1,041,813
Series WW 5.50% 7/1/38 ‡	1,530,000	1,514,700
Series XX 4.75% 7/1/26 ‡	185,000	181,531
Series XX 5.25% 7/1/40 ‡	3,825,000	3,777,187
Series XX 5.75% 7/1/36 ‡	655,000	650,906
Series ZZ 4.75% 7/1/27 ‡	145,000	142,281
Series ZZ 5.25% 7/1/24 ‡	315,000	311,063
		22,483,022
Healthcare Revenue Bonds — 32.55%
Allegheny County Hospital Development Authority Revenue
(Allegheny Health Network Obligated Group Issue) Series A 4.00% 4/1/44	1,350,000	1,506,762
(University of Pittsburgh Medical Center)
Series A 4.00% 7/15/36	1,750,000	2,055,287
Series A 4.00% 7/15/37	1,500,000	1,758,105
Berks County Industrial Development Authority Revenue
(The Highlands at Wyomissing)
5.00% 5/15/38	415,000	463,933
5.00% 5/15/43	500,000	555,925
5.00% 5/15/48	1,000,000	1,107,950
Series A 5.00% 5/15/37	1,365,000	1,573,244
Series A 5.00% 5/15/42	500,000	571,560
Series A 5.00% 5/15/47	600,000	681,906
Series C 5.00% 5/15/42	1,000,000	1,096,190
Series C 5.00% 5/15/47	1,000,000	1,092,890
Bucks County Industrial Development Authority Revenue
(Saint Luke's University Health Network Project)
4.00% 8/15/44	2,400,000	2,734,320
4.00% 8/15/50	1,400,000	1,585,122
NQ-007 [11/21] 7/21 (1984263)    3

Schedule of investments
Delaware Tax-Free Pennsylvania Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Butler County Hospital Authority Revenue
(Butler Health System Project) Series A 5.00% 7/1/39	1,625,000	$ 1,823,494
Centre County Hospital Authority Revenue
(Mount Nittany Medical Center Project) Series A 4.00% 11/15/47	1,400,000	1,581,426
Chester County Health and Education Facilities Authority
(Main Line Health System)
Series A 4.00% 9/1/40	785,000	929,974
Series A 4.00% 9/1/50	2,750,000	3,203,667
Cumberland County Municipal Authority Revenue
(Asbury Pennsylvania Obligated Group) 5.00% 1/1/45	3,000,000	3,283,740
(Diakon Lutheran Social Ministries) 5.00% 1/1/38	1,805,000	2,003,243
(Penn State Health) 4.00% 11/1/49	9,825,000	11,220,347
DuBois Hospital Authority
(Penn Highlands Healthcare) 4.00% 7/15/48	2,000,000	2,233,800
Geisinger Authority Health System Revenue
(Geisinger Health System)
Series A 4.00% 4/1/50	5,000,000	5,726,550
Series A-1 5.00% 2/15/45	5,000,000	5,978,050
General Authority of Southcentral Pennsylvania Revenue
(WellSpan Health Obligated Group) Series A 5.00% 6/1/39	5,000,000	6,275,250
Indiana County Hospital Authority Revenue
(Indiana Regional Medical Center) Series A 6.00% 6/1/39	1,625,000	1,707,225
Lancaster County Hospital Authority Revenue
(Brethren Village Project)
5.25% 7/1/35	250,000	270,457
5.50% 7/1/45	1,000,000	1,078,600

(Landis Homes Retirement Community Project) Series A 5.00% 7/1/45	2,000,000	2,170,900
(Masonic Villages Project)
5.00% 11/1/35	1,000,000	1,193,550
5.00% 11/1/36	510,000	607,711
5.00% 11/1/37	250,000	297,425
4    NQ-007 [11/21] 7/21 (1984263)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Lehigh County General Purpose Authority Revenue
(Bible Fellowship Church Homes Project) 5.25% 7/1/42	1,500,000	$ 1,520,190
Lehigh County General Purpose Hospital Authority Revenue
(Lehigh Valley Health Network) Series A 4.00% 7/1/49	5,000,000	5,705,050
Monroe County Hospital Authority Revenue
(Pocono Medical Center)
5.00% 7/1/36	1,710,000	1,992,749
5.00% 7/1/41	1,000,000	1,160,730
Monroeville Finance Authority
(University of Pittsburgh Medical Center) 5.00% 2/15/25	1,000,000	1,141,940
Montgomery County Higher Education and Health Authority
(Thomas Jefferson University)
5.00% 9/1/51	2,000,000	2,431,280
Series A 4.00% 9/1/49	2,500,000	2,823,000
Montgomery County Industrial Development Authority Revenue
(Waverly Heights Project)
5.00% 12/1/44	500,000	574,870
5.00% 12/1/49	1,250,000	1,432,362
(Whitemarsh Continuing Care Retirement Community Project)
4.00% 1/1/25	430,000	445,575
5.375% 1/1/50	4,000,000	4,289,640
Series A 5.375% 1/1/51	1,500,000	1,635,600
Moon Industrial Development Authority Revenue
(Baptist Homes Society) 6.125% 7/1/50	4,000,000	4,275,280
Pennsylvania Economic Development Financing Authority First Mortgage Revenue
(Tapestry Moon Senior Housing Project)
Series A 144A 6.50% 12/1/38 #, ‡	715,000	286,000
Series A 144A 6.75% 12/1/53 #, ‡	5,400,000	2,160,000
Pennsylvania Economic Development Financing Authority Revenue
(University of Pittsburgh Medical Center) Series A 5.00% 7/1/43	1,265,000	1,350,261
Pennsylvania Higher Educational Facilities Authority College & University Revenue
(Thomas Jefferson University)
Series A 5.00% 9/1/45	5,000,000	5,629,000
Series A 5.25% 9/1/50	2,500,000	2,830,875
NQ-007 [11/21] 7/21 (1984263)    5

Schedule of investments
Delaware Tax-Free Pennsylvania Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Pennsylvania Higher Educational Facilities Authority Revenue
(University of Pennsylvania Health System)
4.00% 8/15/49	6,000,000	$ 6,951,480
5.00% 8/15/49	5,000,000	6,236,750
Series A 4.00% 8/15/42	4,000,000	4,544,240
Series A 4.00% 8/15/43	2,000,000	2,398,620
Philadelphia Authority for Industrial Development Revenue
(Children's Hospital of Philadelphia Project)
5.00% 7/1/34	5,000,000	6,100,250
Series A 5.00% 7/1/32	4,750,000	6,480,710

(Thomas Jefferson University) Series A 5.00% 9/1/47	2,500,000	2,964,650
(Wesley Enhanced Living Obligated Group) Series A 5.00% 7/1/49	2,500,000	2,760,500
Pocono Mountains Industrial Park Authority Revenue
(St. Luke's Hospital - Monroe Project) Series A 5.00% 8/15/40	4,000,000	4,499,680
		152,989,885
Lease Revenue Bonds — 1.08%
Pennsylvania Economic Development Financing Authority Tax-Exempt Private Activity Revenue
(The Pennsylvania Rapid Bridge Replacement Project) 5.00% 12/31/29 (AMT)	500,000	589,655
Philadelphia Municipal Authority Revenue
(Juvenile Justice Services Center)
5.00% 4/1/37	1,250,000	1,490,075
5.00% 4/1/38	1,000,000	1,189,540
5.00% 4/1/39	1,500,000	1,782,015
		5,051,285
Local General Obligation Bonds — 6.13%
Allegheny County
Series C-77 5.00% 11/1/43	4,535,000	5,611,745
Chester County
4.00% 7/15/32	1,000,000	1,200,070
City of Philadelphia
5.00% 8/1/41	1,260,000	1,513,915
Series A 5.00% 8/1/37	1,750,000	2,110,640
Mechanicsburg Area School District
Series AA 4.00% 5/15/50	2,875,000	3,321,143
Montgomery County
Series A 5.00% 1/1/35	2,000,000	2,642,640
6    NQ-007 [11/21] 7/21 (1984263)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Montgomery County
Series A 5.00% 1/1/37	2,500,000	$ 3,284,150
Philadelphia School District
Series A 5.00% 9/1/34	1,090,000	1,417,774
Series F 5.00% 9/1/36	2,000,000	2,356,840
Series F 5.00% 9/1/37	1,500,000	1,764,600
Series F 5.00% 9/1/38	1,995,000	2,342,868
Punxsutawney Area School District
2.00% 10/15/28 (AGM)	325,000	337,938
2.00% 10/15/29 (AGM)	700,000	723,030
2.00% 10/15/30 (AGM)	190,000	195,603
		28,822,956
Pre-Refunded/Escrowed to Maturity Bonds — 5.85%
Allegheny County
Series C-70 5.00% 12/1/33-22 §	2,205,000	2,310,928
City of Philadelphia
Series A 5.25% 7/15/29-24 §	2,500,000	2,759,475
City of Pittsburgh
Series B 5.00% 9/1/26-22 §	3,000,000	3,108,330
Cumberland County Municipal Authority Revenue
(Diakon Lutheran Social Ministries) 5.00% 1/1/38-25 §	195,000	221,516
Delaware County Regional Water Quality Control Authority
5.00% 5/1/32-23 §	2,000,000	2,134,960
Montgomery County Industrial Development Authority Retirement Community Revenue
(ACTS Retirement Life Communities Obligated Group)
5.00% 11/15/27-22 §	1,250,000	1,277,575
5.00% 11/15/28-22 §	1,600,000	1,635,296
5.00% 11/15/29-22 §	680,000	695,001
Pennsylvania Higher Educational Facilities Authority College & University Revenue
(Indiana University - Student Housing Project)
Series A 5.00% 7/1/27-22 §	1,740,000	1,788,668
Series A 5.00% 7/1/41-22 §	1,500,000	1,541,955

(Philadelphia University) 5.00% 6/1/32-23 §	2,000,000	2,141,080
(University of the Arts) 5.20% 3/15/25 (AGC)	3,680,000	3,985,918
NQ-007 [11/21] 7/21 (1984263)    7

Schedule of investments
Delaware Tax-Free Pennsylvania Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
Philadelphia Authority for Industrial Development Revenue
(New Foundations Charter School Project) 6.625% 12/15/41-22 §	1,000,000	$ 1,065,570
Philadelphia School District
Series F 5.00% 9/1/38-26 §	5,000	6,018
Philadelphia Water & Wastewater Revenue
Series A 5.00% 7/1/45-24 §	2,500,000	2,796,775
		27,469,065
Special Tax Revenue Bonds — 15.11%
Allentown Neighborhood Improvement Zone Development Authority Revenue
Series A 5.00% 5/1/42	2,500,000	2,545,450
(Forward Delivery)
5.00% 5/1/35	850,000	1,070,677
5.00% 5/1/36	850,000	1,068,883
5.00% 5/1/42	4,000,000	4,955,760
Chester County Industrial Development Authority Special Obligation Revenue
(Woodlands at Greystone Project) 144A 5.125% 3/1/48 #	1,000,000	1,137,310
CPR Custodial Receipt
(Taxable) Series 1 144A 0.649% 1/1/45 #	7,000,000	6,667,500
GDB Debt Recovery Authority
(Taxable) 7.50% 8/20/40	9,144,512	8,618,703
Northampton County Industrial Development Authority
(Route 33 Project) 7.00% 7/1/32	1,700,000	1,803,326
Puerto Rico Infrastructure Financing Authority Revenue
Series B 5.00% 7/1/16 ‡	10,000	4,775
Series B 5.00% 7/1/20 ‡	500,000	238,750
Series B 5.00% 7/1/21 ‡	910,000	434,525
Series B 5.00% 7/1/24 ‡	420,000	201,600
Series B 5.00% 7/1/25 ‡	385,000	184,800
Series B 5.00% 7/1/27 ‡	550,000	264,000
Series B 5.00% 7/1/41 ‡	7,000,000	3,360,000
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.75% 7/1/53	7,958,000	9,018,881
Series A-1 4.885% 7/1/51 ^	10,770,000	2,606,771
8    NQ-007 [11/21] 7/21 (1984263)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.995% 7/1/46 ^	20,315,000	$ 6,793,336
Series A-1 5.00% 7/1/58	10,000,000	11,480,500
Series A-2 4.329% 7/1/40	5,150,000	5,780,875
Series A-2 4.536% 7/1/53	1,000,000	1,120,420
Washington County Redevelopment Authority Revenue
(Victory Centre Tax Increment Financing Project) 5.00% 7/1/35	1,500,000	1,636,815
		70,993,657
State General Obligation Bonds — 4.46%
Commonwealth of Pennsylvania
5.00% 9/15/26	3,340,000	4,021,159
Commonwealth of Puerto Rico
(Public Improvement)
Series A 5.00% 7/1/24 ‡	890,000	879,988
Series A 5.125% 7/1/37 ‡	8,195,000	7,580,375
Series A 5.25% 7/1/34 ‡	725,000	720,469
Series A 5.375% 7/1/33 ‡	600,000	591,000
Series A 6.00% 7/1/38 ‡	880,000	882,200
Series A 8.00% 7/1/35 ‡	2,175,000	1,908,562
Series B 5.00% 7/1/35 ‡	605,000	598,950
Series B 5.75% 7/1/38 ‡	2,000,000	1,945,000
Series C 6.00% 7/1/39 ‡	1,880,000	1,842,400
		20,970,103
Transportation Revenue Bonds — 12.73%
Delaware River Joint Toll Bridge Commission
(Pennsylvania - New Jersey) 5.00% 7/1/47	5,000,000	5,950,650
Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue
(Amtrak Project)
Series A 5.00% 11/1/32 (AMT)	3,500,000	3,634,505
Series A 5.00% 11/1/41 (AMT)	5,000,000	5,179,500
Pennsylvania Economic Development Financing Authority Tax-Exempt Private Activity Revenue
(The Pennsylvania Rapid Bridge Replacement Project) 5.00% 12/31/34 (AMT)	2,115,000	2,490,899
Pennsylvania Turnpike Commission Revenue
Series A 5.00% 12/1/23	2,450,000	2,678,879
Series A 5.00% 12/1/49	2,000,000	2,502,280
NQ-007 [11/21] 7/21 (1984263)    9

Schedule of investments
Delaware Tax-Free Pennsylvania Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Pennsylvania Turnpike Commission Revenue
Series B 4.00% 12/1/46 (BAM)	6,500,000	$ 7,825,025
Series B 4.00% 12/1/51 (BAM)	4,285,000	5,061,013
Series C 5.00% 12/1/44	5,000,000	5,634,150
Subordinate Series A 4.00% 12/1/50	1,000,000	1,155,030
Philadelphia Airport Revenue
5.00% 7/1/51 (AMT)	6,000,000	7,524,720
Series A 5.00% 7/1/47	3,750,000	4,539,113
Series B 5.00% 7/1/47 (AMT)	3,000,000	3,561,540
Susquehanna Area Regional Airport Authority Revenue
5.00% 1/1/35 (AMT)	800,000	940,440
5.00% 1/1/38 (AMT)	1,000,000	1,169,880
		59,847,624
Water & Sewer Revenue Bond — 0.58%
Allegheny County Sanitary Authority
5.00% 12/1/28 (BAM)	2,345,000	2,741,375
		2,741,375
Total Municipal Bonds (cost $436,495,548)		472,976,005
Total Value of Securities—100.63% (cost $436,495,548)		472,976,005

Liabilities Net of Receivables and Other Assets—(0.63)%		(2,942,076)
Net Assets Applicable to 56,894,176 Shares Outstanding—100.00%		$470,033,929
°	Principal amount shown is stated in USD.
‡	Non-income producing security. Security is currently in default.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At November 30, 2021, the aggregate value of Rule 144A securities was $10,250,810, which represents 2.18% of the Fund's net assets.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
Summary of abbreviations:
AGC – Insured by Assured Guaranty Corporation
AGM – Insured by Assured Guaranty Municipal Corporation
AICUP – Association of Independent Colleges & Universities of Pennsylvania
AMT – Subject to Alternative Minimum Tax
10    NQ-007 [11/21] 7/21 (1984263)

(Unaudited)
Summary of abbreviations: (continued)
BAM – Insured by Build America Mutual Assurance
USD – US Dollar
NQ-007 [11/21] 7/21 (1984263)    11